Benefit Plans 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net periodic costs
Recognition of prior service cost upon plan curtailment	$ 0	$ (3,117)	$ 0
Pension Benefits [Member]
Net periodic costs
Service cost	78	289	460
Interest cost	1,260	2,047	2,232
Expected return on plan assets	(403)	(396)	(385)
Recognized net actuarial loss (gain)	735	644	1,449
Amortization of prior service cost	83	412	710
Recognition of prior service cost upon plan curtailment	0	3,117	0
Net periodic cost	1,753	6,113	4,466
Retiree Health Care Benefits [Member]
Net periodic costs
Service cost	80	30	39
Interest cost	188	237	235
Expected return on plan assets	0	0	0
Recognized net actuarial loss (gain)	(53)	(72)	(83)
Amortization of prior service cost	107	139	139
Recognition of prior service cost upon plan curtailment	0	0	0
Net periodic cost	$ 322	$ 334	$ 330